Redeemable non-controlling interests - Schedule Of Redeemable Non-Controlling Interests Activity (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Noncontrolling Interest [Abstract]
Beginning balance	¥ 6,522	¥ 5,947	¥ 5,809
Accretion of redeemable non-controlling interests	675	575	138
Ending balance	¥ 7,197	¥ 6,522	¥ 5,947